Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Prepaid AI expense	$12,869,885	$—
Prepaid advertising and promotion expenses	15,156,368	—
Prepaid rental expense	1,637,042	5,102,955
VAT deductibles	52,100	1,899,768
Income tax receivable	—	339,893
Prepayment for equipment	245,021	234,943
Deposit	138,565	131,930
Others	57,565	69,889
Prepaid expenses and other current assets	$30,156,546	$7,779,378